Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS III
Entity Central Index Key	0001329954
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000153990 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R6
Trading Symbol	JIGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R6/JIGTX)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class R6/JIGTX) returned 21.29% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R6/JIGTX)	21.29%	4.46%	9.04%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000153989 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R4
Trading Symbol	JIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R4/JIGIX)	$126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class R4/JIGIX) returned 21.02% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R4/JIGIX)	21.02%	4.21%	8.77%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000153988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R2
Trading Symbol	JHIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R2/JHIGX)	$153	1.39%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class R2/JHIGX) returned 20.72% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R2/JHIGX)	20.72%	3.95%	8.50%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000156262 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class NAV
Trading Symbol	JIGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class NAV/JIGHX)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class NAV/JIGHX) returned 21.33% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class NAV/JIGHX)	21.33%	4.47%	9.05%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000003788 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class I
Trading Symbol	GOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class I/GOGIX)	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class I/GOGIX) returned 21.18% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class I/GOGIX)	21.18%	4.35%	8.92%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000003787 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class C
Trading Symbol	GONCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class C/GONCX)	$220	2.00%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class C/GONCX) returned 19.96% (excluding sales charges) for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class C/GONCX)	18.96%	3.31%	7.84%
International Growth Fund (Class C/GONCX)—excluding sales charge	19.96%	3.31%	7.84%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000003785 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class A
Trading Symbol	GOIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class A/GOIGX)	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class A/GOIGX) returned 20.82% (excluding sales charges) for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class A/GOIGX)	14.79%	2.98%	8.04%
International Growth Fund (Class A/GOIGX)—excluding sales charge	20.82%	4.04%	8.59%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000003791 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class 1
Trading Symbol	GOIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class 1/GOIOX)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class 1/GOIOX) returned 21.27% for the year ended March 31, 2026. Global equities rose during the 12-month period, with gains earlier in the year supported by improving inflation trends, resilient U.S. growth, and strong performance in certain markets. However, stock market returns became more varied and volatile as geopolitical conflict drove a sharp rise in oil and gas prices, reigniting inflation concerns and pushing up global interest rates. International markets, particularly in Europe and more energy-dependent economies, underperformed toward period end as higher energy costs, tighter financial conditions, and a stronger U.S. dollar weighed on growth expectations.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by semiconductor foundry Taiwan Semiconductor Manufacturing Company, Ltd. and Delta Electronics, Inc., a Taiwanese electronics manufacturer.
Financials | In the financials sector, Itau Unibanco Holding SA, a Brazilian financial services company, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Siemens Energy AG, a German energy company.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from the fund’s absolute performance.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Trip.com Group, Ltd., a China-based online travel services company.
Adyen NV | Shares of this company fell sharply during the period, particularly in February 2026 after the company reported weaker-than-expected financial results.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class 1/GOIOX)	21.27%	4.42%	8.99%
MSCI ACWI ex USA Index	24.91%	7.02%	8.38%
MSCI ACWI ex USA Growth Index	18.77%	3.26%	7.56%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,554,156,440
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 43,901,284
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,554,156,440
Total number of portfolio holdings	64
Total advisory fees paid (net)	$43,901,284
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

Sector Composition
Information technology	23.7%
Industrials	23.1%
Financials	15.4%
Communication services	10.7%
Materials	6.4%
Consumer discretionary	6.2%
Health care	5.6%
Consumer staples	5.3%
Utilities	1.4%
Real estate	1.1%
Short-term investments and other	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
ASML Holding NV	4.2%
Tencent Holdings, Ltd.	3.9%
Safran SA	2.6%
Hitachi, Ltd.	2.5%
SK Hynix, Inc.	2.3%
UBS Group AG	2.2%
DSV A/S	2.0%
Tokyo Electron, Ltd.	2.0%
Bharti Airtel, Ltd.	2.0%

C000043689 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class A
Trading Symbol	JGYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class A/JGYAX)	$122	1.09%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class A/JGYAX) returned 23.86% (excluding sales charges) for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.
TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class A/JGYAX)	17.65%	10.36%	8.27%
Global Shareholder Yield Fund (Class A/JGYAX)—excluding sales charge	23.86%	11.50%	8.83%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,324,464,258
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 8,234,168
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

C000043691 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class C
Trading Symbol	JGYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class C/JGYCX)	$205	1.84%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class C/JGYCX) returned 22.86% (excluding sales charges) for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.
TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class C/JGYCX)	21.86%	10.65%	8.01%
Global Shareholder Yield Fund (Class C/JGYCX)—excluding sales charge	22.86%	10.65%	8.01%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,324,464,258
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 8,234,168
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

C000043686 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class I
Trading Symbol	JGYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class I/JGYIX)	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class I/JGYIX) returned 24.11% for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.
TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class I/JGYIX)	24.11%	11.77%	9.10%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,324,464,258
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 8,234,168
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

C000113315 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class R2
Trading Symbol	JGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R2/JGSRX)	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R2/JGSRX) returned 23.64% for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.
TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R2/JGSRX)	23.64%	11.34%	8.68%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,324,464,258
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 8,234,168
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

C000106446 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class R6
Trading Symbol	JGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R6/JGRSX)	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R6/JGRSX) returned 24.20% for the year ended March 31, 2026. Global equities shook off fears of U.S. tariffs on its trading partners to move higher, supported by enthusiasm for artificial intelligence (AI) and easier monetary policy while global economic growth remained moderate. Gains were tempered late in the reporting period as the outbreak of conflict in Iran disrupted global energy supplies and raised inflation risks.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Led by Broadcom, Inc., Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd., semiconductor stocks supporting the buildout of AI, and Dell Technologies, Inc., a maker of servers for AI workloads, information technology contributed significantly to the fund’s absolute performance.
BAWAG Group AG | The Austria-based bank serving consumers and small businesses in its home country as well as Germany, Switzerland and the Netherlands saw its shares rise due to strong earnings results, solid shareholder returns via dividends and share buybacks as well as its successful acquisition track record.
Astellas Pharma, Inc. | The Japanese biopharmaceutical company specializing in cancer and women’s health treatments was supported by strong sales momentum and positive clinical trials among its cancer drugs that led to improved earnings results.
TOP PERFORMANCE DETRACTORS
LyondellBasell Industries NV | The Netherlands-based chemicals company was hurt by weak global demand and higher input costs for chemicals in 2025 that weighed on the company’s margins and profitability. The fund exited the position over concern of a potential dividend cut as the oil-based chemical market fundamentals became weak and remained challenged.
Infrastructure Wireless Italiane SpA | The Italian owner and operator of wireless telecom towers saw its stock decline due to two large customers opting out of their contracts, delays in 5G rollouts, increasing debt levels and generally negative sentiment across the European telecom industry.
Paychex, Inc. | The outsourced payroll and human resources provider saw its shares underperform as investors grew concerned that AI could disrupt its business.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R6/JGRSX)	24.20%	11.88%	9.21%
MSCI World Index	18.90%	10.27%	11.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,324,464,258
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 8,234,168
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,324,464,258
Total number of portfolio holdings	110
Total advisory fees paid (net)	$8,234,168
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

Sector Composition
Information technology	19.0%
Financials	13.5%
Health care	11.2%
Consumer staples	9.5%
Communication services	9.3%
Energy	9.1%
Utilities	8.6%
Industrials	7.5%
Consumer discretionary	5.8%
Real estate	3.5%
Materials	2.1%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Dell Technologies, Inc., Class C	2.0%
Cisco Systems, Inc.	1.9%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.9%
Broadcom, Inc.	1.9%
TotalEnergies SE	1.8%
Hewlett Packard Enterprise Company	1.7%
Orange SA	1.6%
Snam SpA	1.6%
Microsoft Corp.	1.6%
AbbVie, Inc.	1.6%

C000104499 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R6
Trading Symbol	JDVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R6/JDVWX)	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R6/JDVWX) returned 19.61% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R6/JDVWX)	19.61%	11.28%	11.74%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000076627 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R5
Trading Symbol	JDVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R5/JDVVX)	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R5/JDVVX) returned 19.60% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R5/JDVVX)	19.60%	11.23%	11.68%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000076626 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R4
Trading Symbol	JDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R4/JDVFX)	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R4/JDVFX) returned 19.35% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R4/JDVFX)	19.35%	11.00%	11.46%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000111293 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R2
Trading Symbol	JDVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R2/JDVPX)	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R2/JDVPX) returned 19.04% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R2/JDVPX)	19.04%	10.72%	11.18%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000078799 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class NAV
Trading Symbol	JDVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class NAV/JDVNX)	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class NAV/JDVNX) returned 19.65% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class NAV/JDVNX)	19.65%	11.29%	11.75%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000069766 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class I
Trading Symbol	JVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class I/JVLIX)	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class I/JVLIX) returned 19.51% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class I/JVLIX)	19.51%	11.16%	11.61%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000069764 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class C
Trading Symbol	JVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class C/JVLCX)	$186	1.70%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class C/JVLCX) returned 18.32% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class C/JVLCX)	17.32%	10.05%	10.51%
Disciplined Value Fund (Class C/JVLCX)—excluding sales charge	18.32%	10.05%	10.51%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000069762 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class A
Trading Symbol	JVLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class A/JVLAX)	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class A/JVLAX) returned 19.22% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Value stocks, while outperforming in the first quarter of 2026, lagged the broader market over the full 12 months.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The semiconductor stocks Micron Technology, Inc. and Applied Materials, Inc., which benefited from expectations for rising demand fueled by the artificial intelligence (AI) infrastructure buildout, were the leading contributors to absolute returns in the sector. Flex, Ltd. and Oracle Corp. also produced strong gains.
Industrials | Positions in aerospace/defense stocks were key contributors, led by L3Harris Technologies, Inc. The trucking companies C.H. Robinson Worldwide, Inc. and Old Dominion Freight Line, Inc. also performed well, as did FedEx Corp.
Other areas of strength | Holdings in materials, energy, and financials made meaningful contributions, as well. Kinross Gold Corp., Marathon Petroleum Corp., and JPMorgan Chase & Co. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | UnitedHealth Group, Inc., which was hurt by questions about its billing practices, a management change, and weaker profit margins, accounted for the majority of the shortfall.
Consumer discretionary | This was the only other sector in which the fund’s holdings posted a negative absolute return. Amazon.com, Inc., and lululemon athletica, Inc., both of which were added during the course of the period, were the primary detractors.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class A/JVLAX)	13.24%	9.75%	10.77%
Disciplined Value Fund (Class A/JVLAX)—excluding sales charge	19.22%	10.89%	11.34%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,992,910,855
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 99,503,860
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,992,910,855
Total number of portfolio holdings	81
Total advisory fees paid (net)	$99,503,860
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

Sector Composition
Financials	20.6%
Industrials	16.2%
Information technology	12.7%
Health care	10.3%
Energy	8.0%
Materials	7.9%
Consumer staples	7.1%
Utilities	5.4%
Consumer discretionary	4.9%
Communication services	3.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.1%
Amazon.com, Inc.	2.7%
Philip Morris International, Inc.	2.3%
Kinross Gold Corp.	2.2%
Marathon Petroleum Corp.	2.1%
U.S. Foods Holding Corp.	2.0%
Micron Technology, Inc.	2.0%
Applied Materials, Inc.	2.0%
CRH PLC	2.0%
Cencora, Inc.	1.9%

C000088535 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class A
Trading Symbol	JVMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class A/JVMAX)	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class A/JVMAX) returned 14.19% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class A/JVMAX)	8.50%	7.13%	9.51%
Disciplined Value Mid Cap Fund (Class A/JVMAX)—excluding sales charge	14.19%	8.23%	10.07%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,871,908,635
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 161,631,654
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

C000105879 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class C
Trading Symbol	JVMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class C/JVMCX)	$197	1.85%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class C/JVMCX) returned 13.32% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class C/JVMCX)	12.32%	7.42%	9.25%
Disciplined Value Mid Cap Fund (Class C/JVMCX)—excluding sales charge	13.32%	7.42%	9.25%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,871,908,635
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 161,631,654
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

C000088536 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class I
Trading Symbol	JVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class I/JVMIX)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class I/JVMIX) returned 14.48% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class I/JVMIX)	14.48%	8.51%	10.35%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,871,908,635
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 161,631,654
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

C000113318 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R2
Trading Symbol	JVMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R2/JVMSX) returned 14.07% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	14.07%	8.09%	9.92%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,871,908,635
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 161,631,654
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

C000128515 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R4
Trading Symbol	JVMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R4/JVMTX) returned 14.35% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	14.35%	8.36%	10.19%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,871,908,635
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 161,631,654
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

C000106449 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R6
Trading Symbol	JVMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R6/JVMRX) returned 14.64% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, U.S. equities registered strong returns in the annual period. The combination of steady economic growth, robust corporate earnings, and accommodative U.S. Federal Reserve policy all helped support investors’ appetite for risk. Mid-cap stocks performed well in this environment, and mid-cap value stocks outpaced the broader asset class.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The engine parts producer Howmet Aerospace, Inc. and the defense firm L3Harris Technologies, Inc. were the most notable individual contributors, followed by Generac Holdings, Inc.
Information technology | The electronic design and test solutions provider Keysight Technologies, Inc., which was seen as a beneficiary of the artificial intelligence infrastructure buildout, was the top contributor. Seagate Technology Holdings PLC, Jabil, Inc., and Flex, Ltd. also delivered robust performance.
Other areas of strength | Holdings in energy, financials, and materials also made meaningful contributions to absolute performance. TechnipFMC PLC, Evercore, Inc., and CF Industries Holdings, Inc. were the leading contributors in the three sectors, respectively.
TOP PERFORMANCE DETRACTORS
Certain individual stocks | A few specific positions detracted from results. Check Point Software Technologies, Ltd.—which experienced weaker-than-expected growth—hurt performance, as did the beverage company Primo Brands Corp. and the IT services provider CDW Corp.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	14.64%	8.63%	10.47%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,871,908,635
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 161,631,654
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,871,908,635
Total number of portfolio holdings	139
Total advisory fees paid (net)	$161,631,654
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

Sector Composition
Industrials	18.1%
Consumer discretionary	15.2%
Financials	15.1%
Information technology	9.9%
Health care	9.8%
Energy	8.3%
Real estate	6.1%
Materials	5.2%
Consumer staples	5.2%
Utilities	4.7%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TechnipFMC PLC	1.8%
U.S. Foods Holding Corp.	1.7%
Ameriprise Financial, Inc.	1.6%
LPL Financial Holdings, Inc.	1.6%
AutoZone, Inc.	1.5%
Cencora, Inc.	1.4%
Simon Property Group, Inc.	1.4%
Marathon Petroleum Corp.	1.3%
Keysight Technologies, Inc.	1.2%
Old Dominion Freight Line, Inc.	1.2%

C000153996 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R6
Trading Symbol	JSGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R6/JSGTX)	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class R6/JSGTX) returned 17.80% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R6/JSGTX)	17.80%	12.50%	15.84%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,860,674,628
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 13,800,937
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153995 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R4
Trading Symbol	JHSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R4/JHSGX)	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class R4/JHSGX) returned 17.52% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R4/JHSGX)	17.52%	12.26%	15.58%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,860,674,628
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 13,800,937
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000153994 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R2
Trading Symbol	JSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R2/JSGRX)	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class R2/JSGRX) returned 17.26% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R2/JSGRX)	17.26%	11.94%	15.27%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,860,674,628
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 13,800,937
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107857 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class NAV
Trading Symbol	JSGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class NAV/JSGBX)	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class NAV/JSGBX) returned 17.85% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class NAV/JSGBX)	17.85%	12.51%	15.85%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2025
Net Assets	$ 2,860,674,628
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 13,800,937
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107856 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class I
Trading Symbol	JSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class I/JSGIX)	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class I/JSGIX) returned 17.68% for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class I/JSGIX)	17.68%	12.38%	15.71%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,860,674,628
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 13,800,937
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000145658 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class C
Trading Symbol	JSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class C/JSGCX)	$183	1.69%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class C/JSGCX) returned 16.50% (excluding sales charges) for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class C/JSGCX)	15.50%	11.26%	14.56%
U.S. Growth Fund (Class C/JSGCX)—excluding sales charge	16.50%	11.26%	14.56%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,860,674,628
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 13,800,937
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000107855 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class A
Trading Symbol	JSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class A/JSGAX)	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class A/JSGAX) returned 17.38% (excluding sales charges) for the year ended March 31, 2026. Although U.S. equities rose during the 12-month period, they experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by artificial intelligence-chip developer NVIDIA Corp., semiconductor company Broadcom, Inc. and consumer electronics company Apple, Inc.
Communication services | In the communication services sector, which added to the fund’s absolute return, Alphabet, Inc., parent company of Google, was a standout.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was General Electric Company, a maker of aircraft engines and other components. This stock was sold before period end.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, UnitedHealth Group, Inc., a managed-care company, meaningfully detracted in absolute terms. This stock was sold during the period.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Pool Corp., a distributor of swimming pool supplies and equipment.
Utilities | The utilities sector was a modest detractor from the fund’s absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class A/JSGAX)	11.51%	10.96%	14.82%
U.S. Growth Fund (Class A/JSGAX)—excluding sales charge	17.38%	12.10%	15.41%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 09, 2025
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,860,674,628
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 13,800,937
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,860,674,628
Total number of portfolio holdings	48
Total advisory fees paid (net)	$13,800,937
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Sector Composition
Information technology	47.1%
Communication services	13.0%
Consumer discretionary	10.2%
Health care	10.2%
Industrials	5.0%
Financials	4.8%
Real estate	2.4%
Energy	2.0%
Consumer staples	1.8%
Utilities	0.8%
Materials	0.7%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	4.8%
Eli Lilly & Company	3.7%
Mastercard, Inc., Class A	3.1%
Meta Platforms, Inc., Class A	2.7%
Tesla, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
On July 9, 2025, the shareholders of John Hancock Funds II Capital Appreciation Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on July 18, 2025.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents